Short-Term Debt and Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt and Long-Term Liabilities [Abstract]
Schedule of Company’s Funding Liabilities

The following table shows the Company’s funding liabilities to QF3and QPRC Finance at December 31, 2025 and 2024:

	December 31,
	2025	2024
Funding liability – QF3	$7,634,381	$7,634,381
Funding liability – QPRC Finance	14,629,135	-
Funding liabilities	$22,263,516	$7,634,381